Segmentation of key figures (Tables)	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Disclosure of operating segments
Segmentation - Consolidated income statements
Three months ended June 30, 2020 and 2019

	Surgical		Vision Care		Company
	Three months ended June 30		Three months ended June 30		Three months ended June 30
($ millions)	2020	2019	2020	2019	2020	2019
Net sales to third parties	602	1,051	596	812	1,198	1,863
Other revenues	—	—	16	40	16	40
Net sales and other revenue	602	1,051	612	852	1,214	1,903
Segment contribution	(28)	235	22	143	(6)	378
Amortization of intangible assets					(273)	(270)
Impairment charges on intangible assets					(41)	—
General & administration (corporate)					(62)	(54)
Separation costs					(62)	(78)
Transformation costs					(13)	(5)
Fair value adjustments of contingent consideration liabilities					(4)	3
Other					(5)	(27)
Operating (loss)					(466)	(53)
Interest expense					(30)	(35)
Other financial income & expense					(6)	(8)
(Loss) before taxes					(502)	(96)

Six months ended June 30, 2020 and 2019

	Surgical		Vision Care		Company
	Six months ended June 30		Six months ended June 30		Six months ended June 30
($ millions)	2020	2019	2020	2019	2020	2019
Net sales to third parties	1,586	2,051	1,434	1,589	3,020	3,640
Other revenues	—	—	35	87	35	87
Net sales and other revenues	1,586	2,051	1,469	1,676	3,055	3,727
Segment contribution	180	463	188	301	368	764
Amortization of intangible assets					(545)	(536)
Impairment charges on intangible assets					(57)	—
General & administration (corporate)					(115)	(102)
Separation costs					(133)	(78)
Spin readiness costs					—	(72)
Transformation costs					(20)	(5)
Fair value adjustments of contingent consideration liabilities					40	13
Other					(32)	(85)
Operating (loss)					(494)	(101)
Interest expense					(61)	(44)
Other financial income & expense					(16)	(16)
(Loss) before taxes					(571)	(161)

Disclosure of products and services
Net sales by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2020	2019	2020	2019
Surgical
Implantables	176	300	486	585
Consumables	320	588	839	1,139
Equipment/other	106	163	261	327
Total Surgical	602	1,051	1,586	2,051
Vision Care
Contact lenses	329	493	831	991
Ocular health	267	319	603	598
Total Vision Care	596	812	1,434	1,589
Net sales to third parties	1,198	1,863	3,020	3,640

Disclosure of geographical areas
Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2020		2019		2020		2019
United States	493	41%	779	42%	1,285	43%	1,516	42%
International	705	59%	1,084	58%	1,735	57%	2,124	58%
Net sales to third parties	1,198	100%	1,863	100%	3,020	100%	3,640	100%
(1) Net sales to third parties by location of third-party customer.